Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		₩ (7,126,946)	₩ (8,383,548)
Amounts recognized in profit or loss		(291,641)	1,351,632
Amount recognized in other comprehensive income (loss)		47,213	(56,733)
Amounts recognized directly in equity		4,273	3,432
Others	[1]	0	(41,729)
Ending balance		(7,367,101)	(7,126,946)
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(8,382,980)	(8,992,509)
Amounts recognized in profit or loss		(69,278)	704,559
Amount recognized in other comprehensive income (loss)		47,213	(56,733)
Amounts recognized directly in equity		4,273	3,432
Others	[1]	0	(41,729)
Ending balance		(8,400,772)	(8,382,980)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		648,847	594,541
Amounts recognized in profit or loss		14,566	94,541
Amount recognized in other comprehensive income (loss)		26,374	(40,235)
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		689,787	648,847
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(999)	39,461
Amounts recognized in profit or loss		63,817	(23,977)
Amount recognized in other comprehensive income (loss)		(47,231)	(15,642)
Amounts recognized directly in equity		0	(841)
Others	[1]	0	0
Ending balance		15,587	(999)
Investments in associates and subsidiaries
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(8,665,727)	(8,666,871)
Amounts recognized in profit or loss		(38,002)	(3,131)
Amount recognized in other comprehensive income (loss)		35,714	4,275
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		(8,668,015)	(8,665,727)
Property, Plant and Equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(7,115,218)	(6,522,778)
Amounts recognized in profit or loss		(598,231)	(592,440)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		(7,713,449)	(7,115,218)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(160,443)	(453,074)
Amounts recognized in profit or loss		(50,977)	292,631
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		(211,420)	(160,443)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(55,906)	6,055
Amounts recognized in profit or loss		24,740	(20,232)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	(41,729)
Ending balance		(31,166)	(55,906)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		341	19
Amounts recognized in profit or loss		(328)	322
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		13	341
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		18,245	25,576
Amounts recognized in profit or loss		258	(3,114)
Amount recognized in other comprehensive income (loss)		19,447	(4,217)
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		37,950	18,245
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		213,003	219,742
Amounts recognized in profit or loss		(13,302)	(6,739)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		199,701	213,003
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		5,456,919	4,800,946
Amounts recognized in profit or loss		459,884	655,973
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		5,916,803	5,456,919
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		59	59
Amounts recognized in profit or loss		(59)	0
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		0	59
Other financial liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		39,364	39,493
Amounts recognized in profit or loss		(13,238)	(4,402)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		4,273	4,273
Others	[1]	0	0
Ending balance		30,399	39,364
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		57,961	27,080
Amounts recognized in profit or loss		(69,596)	30,881
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		(11,635)	57,961
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		57,607	58,756
Amounts recognized in profit or loss		(1,478)	(1,149)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		56,129	57,607
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(4,376)	(2,914)
Amounts recognized in profit or loss		13,320	(1,462)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		8,944	(4,376)
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(215,373)	(211,746)
Amounts recognized in profit or loss		(10,978)	(3,627)
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		(226,351)	(215,373)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		1,342,716	1,053,146
Amounts recognized in profit or loss		150,326	290,484
Amount recognized in other comprehensive income (loss)		12,909	(914)
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		1,505,951	1,342,716
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		1,256,034	608,961
Amounts recognized in profit or loss		(222,363)	647,073
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		1,033,671	1,256,034
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		1,111,813	554,457
Amounts recognized in profit or loss		(218,739)	557,356
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		893,074	1,111,813
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		36,695	17,848
Amounts recognized in profit or loss		(1,514)	18,847
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		35,181	36,695
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		107,526	36,656
Amounts recognized in profit or loss		(2,110)	70,870
Amount recognized in other comprehensive income (loss)		0	0
Amounts recognized directly in equity		0	0
Others	[1]	0	0
Ending balance		₩ 105,416	₩ 107,526

[1]	'Others' include amount changed due to business combination. (see Note 51)